Condensed Financial Information of the Parent Company - Statements of Operations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Operating expenses:
General and administrative expenses	$ (1,684,863)	$ (828,414)
Other expenses
Interest expenses	285	141
Amortization of debt issuance costs		(1,093,440)
Other expenses	(1,722)	110,966
Net income (loss) attributable to Farmmi, Inc.	1,362,616	(57,052)
FMI | Reportable legal entity
Operating expenses:
General and administrative expenses	(1,267,506)	(236,794)
Other expenses
Interest expenses		(132,511)
Amortization of debt issuance costs		(1,093,440)
Other expenses	(408)	(509)
Loss from operations	(1,267,914)	(1,463,254)
Equity in income of subsidiaries and VIE	2,630,530	1,406,202
Net income (loss) attributable to Farmmi, Inc.	$ 1,362,616	$ (57,052)